SUBSEQUENT EVENTS (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended											12 Months Ended			0 Months Ended	2 Months Ended	3 Months Ended
	Mar. 09, 2014 USD ($)	Sep. 12, 2013	Jul. 08, 2013	Jul. 26, 2012 USD ($)	Jun. 19, 2012 USD ($)	Aug. 31, 2011	Jan. 31, 2011	Oct. 13, 2010	Jul. 18, 2008	Apr. 02, 2007	Jan. 31, 2007 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jan. 15, 2014 Subsequent Event [Member] USD ($)	Mar. 09, 2014 Subsequent Event [Member] USD ($)	Mar. 27, 2014 Subsequent Event [Member] ILS
Subsequent Event [Line Items]
Percentage of equity interests acquired															45.50%
Percentage of share capital held, parent															100.00%
Purchase price of entity															$ 7,800
Shares issued to acquire shares of subsidiary															994,357
Offering, shares	1,130,000			644,034	50,000				140,056	805,000	425,000					1,130,000
Private placement																10,440
Shares sold, price per share	$ 9.25			$ 2.90	$ 2.95						$ 11.00					$ 9.25
Loan face amount															$ 11,500
Number of restricted shares issued																	41,800
Vesting period		2 years	4 years			4 years	3 years	3 years				4 years					4 years
Stock options granted, exercise price												$ 3.38	$ 0.00	$ 6.91			3.00